Income Tax Expense - Schedule Of Components Of Income Tax Expense Benefit (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Income tax payable
Current income tax expense	₩ 1,468,269		₩ 1,984,075		₩ 1,571,947
Adjustments of income tax of prior years recognized in current tax	(35,326)		(122,385)		7,952
Sub-total	1,432,943		1,861,690		1,579,899
Changes in deferred income tax assets and liabilities	532,256		(344,157)		214,660
Income Tax Effects Allocated Directly To Equity [Abstract]
Remeasurements of net defined benefit liabilities	25,895		(91,150)		18,638
Currency translation differences	(11,866)		(15,059)		(15,675)
Net gains or losses on financial assets at fair value through other comprehensive income	(1,198,075)		2,344,582		(71,421)
Share of other comprehensive income or loss of associates and joint ventures	(7)		44		(7)
Gains or losses on cash flow hedging instruments	(1,913)		(25,049)		(21,534)
Gains or losses on hedging instruments of net investments in foreign operations	4,931		24,936		25,599
Other comprehensive income or loss arising from separate account	0		0		24,206
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	19,038		(14,009)		(5,202)
Net gains or losses on overlay adjustment	0		0		(46,834)
Finance gains or losses on insurance contract assets (liabilities)	810,383		(2,143,070)		0
Sub-total	(351,614)		81,225		(92,230)
Others	(6,567)		(80,415)		(5,104)
Income tax expense	₩ 1,607,018	$ 1,244,814	₩ 1,518,343	[1]	₩ 1,697,225	[2]

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.